Taxation - Net Operating Loss Carry Forwards From PRC Entities (Detail) ¥ in Thousands	Mar. 31, 2022 CNY (¥)
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	¥ 1,696,472
2022
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	90,482
2023
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	34,546
2024
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	239,847
2025
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	531,038
2026
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	195,502
Thereafter
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	¥ 605,057